Other Current Assets (Details) - CAD ($) $ in Millions	Aug. 31, 2020	Aug. 31, 2019
Other Current Assets [Abstract]
Prepaid expenses	$ 89	$ 108
Costs incurred to obtain or fulfill a contract with a customer	61	59
Wireless handset receivables	127	124
Other current assets	$ 277	$ 291